Arbitral Award, Settlement Agreement and Mining Data Sale: (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Arbitral Award Settlement Agreement And Mining Data Sale
Total Award		$ 740,300,000
Settlement Agreement		1,032,000,000.000
[custom:VenezuelaAgreedToPayForAward-0]		792,000,000
Venezuela Agreed To Pay For Mining Data		240,000,000
Payments Made Pursuant To Settlement Agreement		254,000,000
Amount Due And Unpaid Including Interest		972,000,000
Interest Due		$ 194,000,000
Amount Of Proceeds Cvr Holders Entitled To		5.466%
Cumulative Amount Paid To Cvr Holders		$ 10,000,000
Increase In Obligation To Cvr Holders	$ 60,000
[custom:ShareOwnershipSteelhead-0]	1010.00%
[custom:CVRSettlementSteelhead-0]	$ 350,000
[custom:CVRSettlementOthers-0]	112,000
[custom:CVRSettlementGreywolf-0]	$ 85,000
[custom:ShareOwnershipGreywolf-0]	1480.00%
[custom:CVRExpense2022]	$ 462,000
[custom:CVRPayable-0]	$ 112,000
Bonus Percentage Of First Two Hundred Million Collected	1.28%
Bonus Percentage Thereafter	6.40%
Cumulative Amount Paid To Bonus Plan Participants	$ 4,400,000
Increase In Obligation To Bonus Plan Participants	$ 70,000